UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                             615 E MICHIGAN STREET
                             ---------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2006
                         -------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE BOWEN, HANES INVESTMENT TRUST

  SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited)

     SHARES                                                         VALUE
     ------                                                         -----
COMMON STOCKS: 71.3%

BANKS: 3.5%
       950  Barclays PLC - Sponsored ADR                         $   38,741
                                                                 ----------
CAPITAL GOODS:  16.3%
       550  3M Co.                                                   40,348
       950  Chicago Bridge & Iron Co. N.V. - New York Shares         29,535
     1,100  General Electric Co.                                     37,038
       750  Rockwell Automation, Inc.                                39,675
     1,000  Teledyne Techonologies, Inc. *<F1>                       34,470
                                                                 ----------
                                                                    181,066
                                                                 ----------
FOOD BEVERAGE & TOBACCO: 3.5%
       550  Unilever N.V. - New York Shares                          39,297
                                                                 ----------
HEALTH CARE EQUIPMENT & SERVICES: 3.1%
     1,000  Biomet, Inc.                                             34,710
                                                                 ----------
HOUSEHOLD & PERSONAL PRODUCTS: 3.2%
       600  Kimberly-Clark Corp.                                     35,718
                                                                 ----------
MATERIALS: 5.1%
       700  E.I. Du Pont de Nemours & Co.                            27,419
       425  Weyerhaeuser Co.                                         29,219
                                                                 ----------
                                                                     56,638
                                                                 ----------
MEDIA: 5.6%
       750  The McGraw-Hill Cos., Inc.                               36,030
     1,600  News Corp. - Class B                                     26,400
                                                                 ----------
                                                                     62,430
                                                                 ----------
PHARMACEUTICALS & BIOTECHNOLOGY: 3.2%
       850  Abbott Laboratories                                      36,040
                                                                 ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.2%
       800  International Rectifier Corp. *<F1>                      36,064
                                                                 ----------
SOFTWARE & SERVICES: 3.4%
     1,450  Microsoft Corp.                                          37,308
                                                                 ----------
TECHNOLOGY HARDWARE & EQUIPMENT: 7.0%
       475  International Business Machines Corp.                    38,105
     2,350  Nokia OYJ - Sponsored ADR                                39,738
                                                                 ----------
                                                                     77,843
                                                                 ----------
TELECOMMUNICATION SERVICES: 3.5%
     1,400  BCE, Inc. #<F2>                                          38,416
                                                                 ----------
TRANSPORTATION: 7.4%
     1,000  Canadian Pacific Railway Ltd. #<F2>                      42,960
       450  FedEx Corp.                                              39,209
                                                                 ----------
                                                                     82,169
                                                                 ----------
UTILITIES: 3.3%
     1,600  Pepco Holdings, Inc.                                     37,232
                                                                 ----------
TOTAL COMMON STOCKS
     (cost $785,049)                                                793,672
                                                                 ----------
SHORT-TERM INVESTMENTS: 29.5%

MONEY MARKET INVESTMENTS: 29.5%
    99,846  Aim Liquid Assets Portfolio Fund                         99,846
   228,459  Fidelity Institutional Money Market Portfolio           228,459
                                                                 ----------
TOTAL SHORT-TERM INVESTMENTS
     (cost $328,305)                                                328,305
                                                                 ----------
TOTAL INVESTMENTS IN SECURITIES
     (cost $1,113,354): 100.8%                                    1,121,977
Liabilities in Excess of Other Assets: (0.8)%                        (9,122)
                                                                 ----------
NET ASSETS: 100.0%                                               $1,112,855
                                                                 ----------
                                                                 ----------

*<F1>     Non-income producing security.
#<F2>     U.S. Security of foreign company.
ADR American Depositary Receipt.

FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Separate certifications for the President and the Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)/s/ Robert M. Slotky
                             --------------------
                             Robert M. Slotky, President

     Date  November 29, 2005
           -----------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3>/s/ Robert M. Slotky
                                  --------------------
                                  Robert M. Slotky, President

     Date  November 29, 2005
           -----------------

     By (Signature and Title)*<F3>/s/ Eric W. Falkeis
                                  -------------------
                                  Eric W. Falkeis, Treasurer

     Date  November 25, 2005
           -----------------


*<F3> Print the name and title of each signing officer under his or her signature.